Summary of Significant Accounting Policies and Basis of Presentation (Details) - USD ($)	3 Months Ended			6 Months Ended
	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Jun. 30, 2021
Numerator: Earnings allocable to Common stock subject to possible redemption
Income from investments held in Trust Account	$ 7,521			$ 51,542
Net income attributable	(6,262,431)	$ 4,644,993	$ (4,217,743)	(1,617,438)
Class A Common Stock
Denominator: Weighted average Class A common stock subject to possible redemption
Weighted average shares outstanding, basic and diluted			25,571,831
Class A Common Stock Subject to Redemption
Numerator: Earnings allocable to Common stock subject to possible redemption
Income from investments held in Trust Account	$ 6,744			$ 46,218
Denominator: Weighted average Class A common stock subject to possible redemption
Weighted average shares outstanding, basic and diluted	23,822,429		25,571,831	23,597,451
Class A Common Stock Not Subject to Redemption
Numerator: Earnings allocable to Common stock subject to possible redemption
Net income attributable			$ (4,217,743)
Non-redeemable net income			$ (4,217,743)
Denominator: Weighted average Class A common stock subject to possible redemption
Weighted average shares outstanding, basic and diluted	8,521,321		5,767,811	8,746,299
Less: Income attributable to shares subject to possible redemption	$ (6,262,431)			$ (1,617,438)
Basic and diluted net loss per common share	$ (0.73)		$ (0.73)	$ (0.18)